Risk and Capital Management (Details 13) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interbank investments	R$ 221,779	R$ 169,718
Derivative financial instruments	78,208	69,045
Net position	78,208	69,045
Loan and lease operations portfolio	909,422	822,590
Financial Assets	2,172,726	1,915,573
Deposits in Central Bank	115,748	110,392
Securities under guarantee transactions	14,576	9,266
Payment to merchants	109,981	92,011
Amount of liabilities from transactions related to credit assignments	772	1,004
Compulsory deposits with the Central Bank of Brazil	(5,356)	(20,333)	R$ 1,189
Compulsory deposits	(115,748)	(110,392)
Compulsory deposits	293,440	252,848
Subordinated debt	54,540	75,036
Derivative financial instruments	76,861	63,204
Other financial liabilities	583	161
Total financial liabilities	1,744,137	1,526,910
Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits with the Central Bank of Brazil	28,108	40,221
Swap contract [member]
IfrsStatementLineItems [Line Items]
Net position	46,902	38,014
Derivative financial instruments	39,068	34,646
Option contract [member]
IfrsStatementLineItems [Line Items]
Net position	23,671	21,252
Derivative financial instruments	29,882	22,547
Forward contract [member]
IfrsStatementLineItems [Line Items]
Net position	601	3,111
Derivative financial instruments	65	762
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net position	7,034	6,668
Derivative financial instruments	7,846	5,249
Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Cash and deposits on demand	35,381	44,512
Interbank investments	285,628	233,703
Securities	529,034	457,506
Loan and lease operations portfolio	896,747	811,420
Other financial assets	1,375	157
Financial Assets	1,826,373	1,616,343
Deposits in Central Bank	115,748	110,392
Deposits	981,148	940,274
Compulsory deposits	(115,748)	(110,392)
Compulsory deposits	321,737	283,762
Funds from acceptances and issuance of securities	277,673	153,226
Loans and onlending obligations	128,314	103,512
Subordinated debt	73,569	93,163
Derivative financial instruments	76,861	63,204
Undiscounted cash flows [member] | Collateral held [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	56,174	32,435
Undiscounted cash flows [member] | Collateral repledge [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	169,307	125,230
Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	60,147	76,038
Deposits	4,990	3,811
Undiscounted cash flows [member] | Equity securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	188,253	153,662
Undiscounted cash flows [member] | Securities In Reverse Repurchase Transaction [Member]
IfrsStatementLineItems [Line Items]
Securities	83,392	77,490
Undiscounted cash flows [member] | Debt securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	184,909	170,043
Undiscounted cash flows [member] | Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Securities	72,480	56,311
Undiscounted cash flows [member] | Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	13,148	17,812
Deposits	117,587	158,116
Compulsory deposits	(13,148)	(17,812)
Undiscounted cash flows [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	27,923	25,807
Deposits	179,764	190,601
Compulsory deposits	(27,923)	(25,807)
Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	74,677	66,773
Deposits	673,829	586,918
Compulsory deposits	(74,677)	(66,773)
Undiscounted cash flows [member] | Other Deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	4,978	828
Undiscounted cash flows [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	252,948	202,114
Undiscounted cash flows [member] | Private Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	23,722	32,555
Undiscounted cash flows [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	45,067	49,093
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	22,572	15,492
Total financial liabilities	675,359	632,745
Not later than one month [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Net position	4,866	1,820
Derivative financial instruments	2,835	1,562
Not later than one month [member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Net position	15,610	10,599
Derivative financial instruments	3,221	4,086
Not later than one month [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Net position	460	1,595
Derivative financial instruments	55	762
Not later than one month [member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net position	1,636	1,478
Derivative financial instruments	1,891	743
Not later than one month [member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Cash and deposits on demand	35,381	44,512
Interbank investments	225,253	195,260
Securities	214,486	158,915
Loan and lease operations portfolio	93,627	77,663
Other financial assets	3
Financial Assets	591,322	491,842
Deposits in Central Bank	49,497	49,924
Deposits	370,101	397,416
Compulsory deposits	(49,497)	(49,924)
Compulsory deposits	297,853	265,184
Funds from acceptances and issuance of securities	10,532	2,986
Loans and onlending obligations	35,747	9,875
Subordinated debt	492	55
Derivative financial instruments	8,002	7,153
Not later than one month [member] | Undiscounted cash flows [member] | Collateral held [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	46,146	32,435
Not later than one month [member] | Undiscounted cash flows [member] | Collateral repledge [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	138,381	105,875
Not later than one month [member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	40,726	56,950
Deposits	1,022	933
Not later than one month [member] | Undiscounted cash flows [member] | Equity securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	188,251	145,989
Not later than one month [member] | Undiscounted cash flows [member] | Securities In Reverse Repurchase Transaction [Member]
IfrsStatementLineItems [Line Items]
Securities	6,196	1,337
Not later than one month [member] | Undiscounted cash flows [member] | Debt securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	19,995	11,247
Not later than one month [member] | Undiscounted cash flows [member] | Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Securities	44	342
Not later than one month [member] | Undiscounted cash flows [member] | Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	13,148	17,812
Deposits	117,587	158,116
Compulsory deposits	(13,148)	(17,812)
Not later than one month [member] | Undiscounted cash flows [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	27,923	25,807
Deposits	179,764	190,601
Compulsory deposits	(27,923)	(25,807)
Not later than one month [member] | Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	66,750	46,938
Not later than one month [member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	8,426	6,305
Compulsory deposits	(8,426)	(6,305)
Not later than one month [member] | Undiscounted cash flows [member] | Other Deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	4,978	828
Not later than one month [member] | Undiscounted cash flows [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	229,077	191,281
Not later than one month [member] | Undiscounted cash flows [member] | Private Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	23,709	26,141
Not later than one month [member] | Undiscounted cash flows [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	45,067	47,762
Thirty one to three hundred and sixty five days due [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	15,577	17,924
Other financial liabilities	252	158
Total financial liabilities	302,967	248,261
Thirty one to three hundred and sixty five days due [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Net position	5,499	3,803
Derivative financial instruments	5,114	3,970
Thirty one to three hundred and sixty five days due [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Net position	6,649	9,216
Derivative financial instruments	25,087	16,896
Thirty one to three hundred and sixty five days due [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Net position	135	1,513
Derivative financial instruments	10
Thirty one to three hundred and sixty five days due [Member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net position	3,294	3,392
Derivative financial instruments	3,903	2,933
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Interbank investments	57,085	32,238
Securities	55,033	30,191
Loan and lease operations portfolio	314,332	282,913
Other financial assets	314	144
Financial Assets	442,341	363,410
Deposits in Central Bank	17,084	12,461
Deposits	138,908	96,669
Compulsory deposits	(17,084)	(12,461)
Compulsory deposits	1,900	5,615
Funds from acceptances and issuance of securities	52,792	35,346
Loans and onlending obligations	70,549	71,278
Subordinated debt	22,085	27,857
Derivative financial instruments	34,114	23,799
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Collateral held [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	9,912
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Collateral repledge [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	30,926	19,355
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	16,247	12,883
Deposits	3,967	2,629
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Equity securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities		453
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Securities In Reverse Repurchase Transaction [Member]
IfrsStatementLineItems [Line Items]
Securities	27,370	13,446
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Debt securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	24,066	13,349
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Securities	3,597	2,943
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	17,084	12,461
Deposits	134,941	94,040
Compulsory deposits	(17,084)	(12,461)
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	1,899	1,261
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Private Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	1	3,621
Thirty one to three hundred and sixty five days due [Member] | Undiscounted cash flows [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		733
Three hundred and sixty six to seven hundred and twenty days due [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	10,093	8,826
Three hundred and sixty six to seven hundred and twenty days due [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Net position	8,261	7,341
Three hundred and sixty six to seven hundred and twenty days due [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Net position	802	683
Three hundred and sixty six to seven hundred and twenty days due [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Net position		3
Three hundred and sixty six to seven hundred and twenty days due [Member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net position	1,030	799
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Interbank investments	1,797	4,535
Securities	28,743	45,156
Loan and lease operations portfolio	154,386	135,840
Other financial assets	91	5
Financial Assets	195,110	194,362
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	1,797	4,535
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Equity securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	2	483
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Securities In Reverse Repurchase Transaction [Member]
IfrsStatementLineItems [Line Items]
Securities	12,194	27,132
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Debt securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	11,986	12,062
Three hundred and sixty six to seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Securities	4,561	5,479
Over seven hundred and twenty days due [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	29,966	26,803
Other financial liabilities	297	3
Total financial liabilities	611,957	489,988
Over seven hundred and twenty days due [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Net position	28,276	25,050
Derivative financial instruments	23,775	22,170
Over seven hundred and twenty days due [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Net position	610	754
Derivative financial instruments	673	779
Over seven hundred and twenty days due [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Net position	6
Over seven hundred and twenty days due [Member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net position	1,074	999
Derivative financial instruments	1,241	707
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Interbank investments	1,493	1,670
Securities	230,772	223,244
Loan and lease operations portfolio	334,402	315,004
Other financial assets	967	8
Financial Assets	597,600	566,729
Deposits in Central Bank	41,048	36,210
Deposits	405,977	350,792
Compulsory deposits	(41,048)	(36,210)
Compulsory deposits	15,387	5,943
Funds from acceptances and issuance of securities	152,502	83,967
Loans and onlending obligations	11,284	12,868
Subordinated debt	43,189	48,969
Derivative financial instruments	25,689	23,656
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Collateral held [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	116
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interbank investments	1,377	1,670
Deposits		1
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Equity securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities		6,737
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Securities In Reverse Repurchase Transaction [Member]
IfrsStatementLineItems [Line Items]
Securities	37,632	35,575
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Debt securities - available-for-sale [Member]
IfrsStatementLineItems [Line Items]
Securities	128,862	133,385
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Securities	64,278	47,547
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	41,048	36,210
Deposits	405,977	350,791
Compulsory deposits	(41,048)	(36,210)
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	15,375	5,687
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Private Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	12	18
Over seven hundred and twenty days due [Member] | Undiscounted cash flows [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		238
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities	34
Total financial liabilities	153,854	155,916
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	7,344	6,944
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	901	786
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	811	866
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	8,119	11,797
Deposits	66,162	95,397
Compulsory deposits	(8,119)	(11,797)
Compulsory deposits	6,597	7,020
Funds from acceptances and issuance of securities	61,847	30,927
Loans and onlending obligations	10,734	9,491
Subordinated debt	7,803	16,282
Derivative financial instruments	9,056	8,596
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	1	248
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits in Central Bank	8,119	11,797
Deposits	66,161	95,149
Compulsory deposits	(8,119)	(11,797)
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	R$ 6,597	3,885
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member] | Private Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		2,775
Three Hundred And Sixty Six To Seven Hundred And Twenty Days Dues [Member] | Undiscounted cash flows [member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		R$ 360